Document and Entity Information	May 05, 2020	Feb. 04, 2020
Cover [Abstract]
Document Type		8-K
Document Period End Date	May 05, 2020
Entity Registrant Name		HAEMONETICS CORPORATION
Entity Central Index Key		0000313143
Amendment Flag		false
Entity Incorporation, State or Country Code		MA
Entity File Number		001-14041
Entity Tax Identification Number		04-2882273
Entity Address, Address Line One		125 Summer Street
Entity Address, City or Town		Boston
Entity Address, State or Province		MA
Entity Address, Postal Zip Code		02110
City Area Code		781
Local Phone Number		848-7100
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common stock, $.01 par value per share
Trading Symbol		HAE
Security Exchange Name		NYSE
Entity Emerging Growth Company		false